UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Copy to:
Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2017 (unaudited) COMMON STOCKS — 73.8% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center — 6.2%
Banco Bradesco S.A. ADR (b)	1,250,000	$13,837,500
Itau Unibanco Holding S.A. ADR (b)	800,000	10,960,000
		24,797,500
Broker/Dealers — 10.7%
Morgan Stanley	440,000	21,194,800
The Charles Schwab Corporation	500,000	21,870,000
		43,064,800
Chemical - Specialty — 1.3%
The Chemours Company	105,000	5,314,050

Commercial Banks — 12.8%
Bank of America Corporation	880,000	22,299,200
Citigroup Inc.	400,000	29,096,000
		51,395,200
Electronic Components — 8.5%
Applied Materials, Inc.	200,000	10,418,000
Micron Technology, Inc. (c)	610,000	23,991,300
		34,409,300
Housing and Building Materials — 1.5%
Lennar Corporation	60,000	3,168,000
PulteGroup, Inc.	100,000	2,733,000
		5,901,000
Insurance — 2.1%
Prudential Financial, Inc.	80,000	8,505,600

Leisure — 13.2%
Carnival Corporation	245,000	15,819,650
Norwegian Cruise Line Holdings Ltd. (c)	320,000	17,296,000
Royal Caribbean Cruises Ltd.	170,000	20,151,800
		53,267,450
Light Capital Goods — 2.8%
Lam Research Corporation	62,000	11,472,480

Metals and Mining — 10.8%
Turquoise Hill Resources Ltd. (c)	6,600,000	20,460,000
Vale S.A. ADR (b)	2,300,000	23,161,000
		43,621,000

Peripherals — 1.2%
Western Digital Corporation	55,000	4,752,000

Steel — 2.7%
POSCO ADR	155,000	10,757,000

TOTAL COMMON STOCKS (Identified cost $262,549,125)		297,257,380
BONDS — 25.4% OF TOTAL NET ASSETS
United States Treasury — 25.4%	Face Amount

United States Treasury Notes, 0.750%, 07/31/2018	$5,500,000	5,474,219
United States Treasury Notes, 0.750%, 10/31/2018	18,500,000	18,374,258
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,900,468
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,978,125
United States Treasury Notes, 1.250%, 08/31/2019	4,000,000	3,982,969
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,427,051
TOTAL BONDS (Identified cost $102,493,308)		102,137,090

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/29/2017 at 0.12% to be repurchased at $2,055,000 on 10/02/2017 collateralized by $2,245,000 U.S. Treasury Bond, 2.50% due 02/15/2045 valued at $2,100,676 including interest. (Cost $2,055,000)(d)	2,055,000	2,055,000

TOTAL INVESTMENTS — 99.7% (Identified cost $367,097,433)(e)		401,449,470
Cash and receivables		11,465,179
Liabilities		(10,271,699)
TOTAL NET ASSETS — 100.0%		$402,642,950
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$297,257,380	—	—
Bonds
United States Treasury Notes	—	$102,137,090	—
Short-Term Investment
Repurchase Agreement	—	2,055,000	—
Total:	$297,257,380	$104,192,090	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.
(b) The Fund has approximately 11.9% of its net assets at September 30, 2017 invested in companies incorporated in Brazil.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At September 30, 2017, the net unrealized appreciation on investments based on cost of $370,684,331 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$36,001,955
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,236,816)
$30,765,139
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2017 (unaudited) COMMON STOCKS — 97.9% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 25.4%	Shares	Value(a)
Infrastructure — 5.0%
American Tower Corporation	340,000	$46,471,200

Residential — 15.4%
American Homes 4 Rent	565,000	12,266,150
Equity LifeStyle Properties, Inc.	500,000	42,540,000
Invitation Homes Inc.	2,000,000	45,300,000
Sun Communities, Inc.	515,000	44,125,200
		144,231,350
Retail — 5.0%
DDR Corp.	5,170,000	47,357,200

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $245,368,598)		238,059,750

OTHER COMMON STOCKS — 72.5%
Broker/Dealers — 4.5%
Morgan Stanley	880,000	42,389,600

Commercial Banks — 16.9%
Bank of America Corporation	3,330,000	84,382,200
Citigroup Inc.	1,020,000	74,194,800
		158,577,000
Hotels and Restaurants — 7.4%
Choice Hotels International, Inc.	90,000	5,751,000
Hilton Worldwide Holdings Inc.	760,000	52,782,000
Marriott International, Inc.	100,000	11,026,000
		69,559,000
Housing and Building Materials — 22.3%
D.R. Horton, Inc.	1,200,000	47,916,000
Lennar Corporation	930,000	49,104,000
NVR, Inc. (b)	19,000	54,245,000
PulteGroup, Inc.	1,800,000	49,194,000
Toll Brothers, Inc.	190,000	7,879,300
		208,338,300

Metals and Mining — 21.4%
Anglo American plc ADR	1,570,000	14,349,800
Southern Copper Corporation	1,150,000	45,724,000
Turquoise Hill Resources Ltd. (b)	15,000,000	46,500,000
Vale S.A. ADR	9,300,000	93,651,000
		200,224,800

TOTAL OTHER COMMON STOCKS (Identified cost $533,348,035)		679,088,700
TOTAL COMMON STOCKS (Identified cost $778,716,633)		917,148,450

SHORT-TERM INVESTMENT — 1.3% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/29/2017 at 0.12% to be repurchased at $12,210,000 on 10/02/2017 collateralized by $13,340,000 U.S. Treasury Bond, 2.50% due 02/15/2045 valued at $12,482,412 including interest. (Cost $12,210,000)(c)
	Face Amount
	$12,210,000	12,210,000

TOTAL INVESTMENTS — 99.2% (Identified cost $790,926,633)(d)		929,358,450
Cash and receivables		37,437,946
Liabilities		(30,036,940)
TOTAL NET ASSETS — 100.0%		$936,759,456

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$917,148,450	—	—
Short-Term Investment
Repurchase Agreement	—	$12,210,000	—
Total:	$917,148,450	$12,210,000	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At September 30, 2017, the net unrealized appreciation on investments based on cost of $791,046,891 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$148,136,203
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,824,644)
$138,311,559
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2017 (unaudited) COMMON STOCKS — 101.8% OF TOTAL NET ASSETS

	Shares	Value (a)
Auto Parts — 2.8%
Lear Corporation	160,000	$27,692,800

Banks - Money Center — 7.3%
Banco Bradesco S.A. ADR (b)	3,500,000	38,745,000
Itau Unibanco Holding S.A. ADR (b)	2,450,000	33,565,000
		72,310,000
Broker/Dealers — 11.9%
Morgan Stanley (c)	1,390,000	66,956,300
The Charles Schwab Corporation (c)	1,180,000	51,613,200
		118,569,500
Chemical - Specialty — 3.4%
The Chemours Company	665,000	33,655,650

Commercial Banks — 17.3%
Bank of America Corporation (c)	3,210,000	81,341,400
Citigroup Inc.	1,240,000	90,197,600
		171,539,000
Electronic Components — 10.9%
Applied Materials, Inc.	950,000	49,485,500
Micron Technology, Inc. (d)	1,500,000	58,995,000
		108,480,500
Home Products — 3.3%
Thor Industries, Inc.	90,000	11,331,900
Whirlpool Corporation	115,000	21,210,600
		32,542,500
Housing and Building Materials — 4.4%
Lennar Corporation	100,000	5,280,000
NVR, Inc. (d)	13,300	37,971,500
		43,251,500
Insurance — 4.8%
Prudential Financial, Inc. (c)	450,000	47,844,000

Leisure — 15.2%
Carnival Corporation	770,000	49,718,900
Norwegian Cruise Line Holdings Ltd. (c)(d)	900,000	48,645,000
Royal Caribbean Cruises Ltd. (c)	440,000	52,157,600
		150,521,500
Light Capital Goods — 3.5%
Lam Research Corporation	190,000	35,157,600

Metals and Mining — 13.2%
Grupo México, S.A.B. de C.V.	5,400,000	16,470,000
Turquoise Hill Resources Ltd. (c)(d)	16,625,000	51,537,500
Vale S.A. ADR (b)(c)	6,250,000	62,937,500
		130,945,000
Peripherals — 2.0%
Western Digital Corporation	230,000	19,872,000

Steel — 1.8%
POSCO ADR	265,000	18,391,000

TOTAL COMMON STOCKS (Identified cost $870,667,315)		1,010,772,550

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/29/2017 at 0.12% to be repurchased at $6,520,000 on 10/02/2017 collateralized by $6,400,000 U.S. Treasury Bond, 3.00% due 11/15/2044 valued at $6,664,726 including interest. (Cost $6,520,000)(e)

	$6,520,000	6,520,000

TOTAL INVESTMENTS — 102.5% (Identified cost $877,187,315)(f)		1,017,292,550
Cash and receivables		568,323,639
Liabilities		(593,037,130)
TOTAL NET ASSETS — 100.0%		$992,579,059

SECURITIES SOLD SHORT — 57.8% OF TOTAL NET ASSETS (unaudited)

COMMON STOCK — 33.4% OF TOTAL NET ASSETS
Food - Retailers/Wholesalers — 1.9%	Shares	Value (a)
Chipotle Mexican Grill, Inc. (d)	60,000	$18,469,800

Leisure — 3.1%
Netflix, Inc. (d)	170,000	30,829,500

Retail — 23.3%
Amazon.com, Inc. (d)	54,000	51,912,900
General Growth Properties, Inc.	2,420,000	50,263,400
Macy's, Inc.	1,100,000	24,002,000
Simon Property Group, Inc.	330,000	53,133,300
The Macerich Company	950,000	52,221,500
		231,533,100
Technology — 5.1%
Snap Inc. (d)	3,500,000	50,890,000

TOTAL COMMON STOCK (Proceeds $351,268,897)		331,722,400

BONDS — 24.4% OF TOTAL NET ASSETS
United States Treasury — 24.4%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$35,000,000	34,596,680
United States Treasury Bonds, 2.875%, 11/15/2046	100,000,000	100,398,438
United States Treasury Bonds, 3.000%, 02/15/2047	40,000,000	41,164,062
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	42,229,688
United States Treasury Bonds, 3.750%, 11/15/2043	20,000,000	23,453,906
TOTAL BONDS (Proceeds $227,779,323)		241,842,774

TOTAL SECURITIES SOLD SHORT — 57.8% (Proceeds $579,048,220)(f)		$573,565,174
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,010,772,550	—	—
Short-Term Investment
Repurchase Agreement	—	$6,520,000	—
Total:	$1,010,772,550	$6,520,000	—

Investments in Securities-Liabilities
Common Stocks*	$331,722,400	—	—
Bonds
United States Treasury Bonds	—	$241,842,774	—
Total:	$331,722,400	$241,842,774	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.
(b) The Fund has approximately 13.6% of its net assets at September 30, 2017 invested in companies incorporated in Brazil.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2017 was $382,289,500 and the value of cash held in a segregated account was $546,133,857.
(d) Non-income producing security.
(e) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(f) Federal Tax Information: At September 30, 2017, the net unrealized appreciation on investments based on cost of $306,767,696 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$171,714,830
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,755,150)
$136,959,680
The cost basis has been reduced by the proceeds of the short positions ($579,048,220) at September 30, 2017. The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 14, 2017

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: November 14, 2017